Consolidated Statement of Cash Flows (Successor) and Statements of Cash Flows (Predecessor) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2013
Cash flows from operating activities:
Net income (loss)		$ 30,686	$ 82,654
Adjustments to reconcile net income to net cash:
Policy charges and fee income		(259,169)	(353,932)
Interest credited		256,703	301,079
Realized Investment gains, net		(46,092)	(113,538)
Amortization/Accretion of bond premium, net		44,112	44,701
Amortization of VOBA		38,987	40,880
Changes in assets and liabilities:
Decrease (increase) in insurance related liabilities and policy-related balances		(21,964)	(24,884)
Deferred income tax expense (benefit)		14,234	23,566
Decrease (increase) in accrued investment income		6,838	5,194
Decrease (increase) in other assets and liabilities		31,780	(27,417)
Net cash provided by (used in) operating activities		96,115	(34,145)
Cash flows from investing activities:
Fixed maturities, available for sale Proceeds from sales and maturities		1,844,344	4,739,792
Fixed maturities, available for sale, Purchases		(1,898,874)	(3,703,237)
Commercial mortgage loans, proceeds from sales and paydowns		150,849	164,658
Commercial mortgage loans, originations and purchases			(559,110)
Net purchases, sales, maturities of derivatives		(8,636)	(1,379)
Net purchases, sales, maturities of other investments		620,425	184,107
Net cash provided by (used in) investing activities		708,108	824,831
Cash flows from financing activities:
Policyholders' account deposits		340,128	356,916
Policyholders' account withdrawals		(1,141,289)	(922,215)
Dividends paid to shareholder		(33,200)	(187,000)
Change in overdrafts		39,089	(38,996)
Capital contribution		250
Net cash provided by (used in) financing activities		(795,022)	(791,295)
Net increase (decrease) in cash and cash equivalents		9,201	(609)
Cash and cash equivalents, beginning of period		40,529	49,730
Cash and cash equivalents, end of period	$ 40,529	49,730	49,121
Supplemental schedule of cash flow information:
Cash received		9,201	(609)
Income taxes paid			24,000
Interest paid		4,585	6,671
Noncash activities
Issuance of vehicle note		513,000
Issuance of other long-term debt		513,000
Interest income on vehicle note		15,711
Interest expense on other long-term debt		15,711
Increase in vehicle note and other long-term debt		38,600
Increase in modified coinsurance payable and deposit receivable		166,963
Scenario, Adjustment
Adjustments to reconcile net income to net cash:
Realized Investment gains, net			$ (125,986)
Predecessor
Cash flows from operating activities:
Net income (loss)	1,713			$ 7,110
Adjustments to reconcile net income to net cash:
Realized Investment gains, net	(285)
Amortization/Accretion of bond premium, net	94			630
Changes in assets and liabilities:
Decrease (increase) in insurance related liabilities and policy-related balances	6,402			(6,147)
Decrease (increase) in receivable from/payable to affiliate	24,358			(17,255)
Deferred income tax expense (benefit)	921			(329)
Decrease (increase) in other assets and liabilities	(23,192)			16,007
Net cash provided by (used in) operating activities	10,011			16
Cash flows from investing activities:
Fixed maturities, available for sale Proceeds from sales and maturities	21,341			62,645
Fixed maturities, available for sale, Purchases				(38,896)
Net purchases, sales, maturities of other investments	55,924			(31,738)
Net cash provided by (used in) investing activities	77,265			(7,989)
Cash flows from financing activities:
Net increase (decrease) in cash and cash equivalents	87,276			(7,973)
Cash and cash equivalents, beginning of period	5,100	$ 92,376		13,073
Cash and cash equivalents, end of period	92,376			5,100
Supplemental schedule of cash flow information:
Cash received	87,276			(7,973)
Income taxes paid	0			$ 4,200
Invested assets transferred	11,482,637
Predecessor | On April 1, 2014
Cash flows from financing activities:
Net increase (decrease) in cash and cash equivalents	143,348
Supplemental schedule of cash flow information:
Cash received	143,348
Predecessor | Subsequent to April 1, 2014
Cash flows from financing activities:
Net increase (decrease) in cash and cash equivalents	5,946
Supplemental schedule of cash flow information:
Cash received	$ 5,946